Acquisitions - Stillwater acquisition, consideration paid and related costs (Details) $ / shares in Units, R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	May 04, 2017 USD ($) $ / shares	May 04, 2017 ZAR (R)
CONSIDERATION
Acquisition related costs	R 447.8	R 402.5		R 552.1
Stillwater
Disclosure of detailed information about business combination [line items]
Price offered per share | $ / shares					$ 18
Percentage of control acquired					100.00%	100.00%
Period of time for which results are included			8 months	8 months
Revenue contributed			$ 688.3	R 9,161.6
Profit contributed			$ 152.4	2,028.1
CONSIDERATION
Cash					$ 2,080.7	R 27,174.5
Liability raised in respect of dissenting shareholders					104.5	1,364.3
Settlement of share-based payment awards (cash)					16.2	211.9
Total consideration					$ 2,200.0	R 28,750.7
Acquisition related costs				R 528.5